Going concern	12 Months Ended
Dec. 31, 2022
Going concern [abstract]
Going concern
2.

Going concern
These

consolidated

financial

statements

have

been

prepared

on

the

going

concern

basis,

which

presumes

that

the
Company will be

able to continue

its operations

for the foreseeable

and will be

able to realize

its assets and

discharge its
liabilities in the normal course of business for the foreseeable future.
The Company is

subject to certain

risks and uncertainty

associated with the

achievement of profitable

operations such

as
the successful signing and delivery of contracts and access

to adequate financing.
The Company

has incurred,

in the

last years,

operating losses

and negative

cash flows

from operations,

and as

a result,
the Company has

an accumulated deficit of

$
93,384,858

as at December

31, 2022 ($
61,217,831

as at December

31, 2021).
Furthermore, there have been unexpected delays in the collection of certain accounts receivable from contracts closed in a prior year. This has

resulted in a

shortfall in cash

flows from operating

activities that would

be used in

funding the Company’s
operations.

As

at

December

31,

2022,

the

Company

has

working

capital

of

$
1,650,709

($
14,006,785

as

at

December

31,

2021)
including cash and

cash equivalents

of $
3,445,649

($
12,202,513

as at December

31, 2021). The

working capital

is net of
an allowance for credit losses amounting to $ 5,023,283

($
520,000

as at December 31, 2021) as further described

in notes
9 and 10. The Company’s

business plan is dependent

upon the successful completion

of contracts and also

the receipt of
payments from certain contracts

closed in a prior year and expects

these payments to be made

during fiscal 2023, as well
as

the

achievement

of

profitable

operations

through

the

signing,

completion

and

delivery

of

additional

contracts

or

a
reduction in certain operating expenses. In the absence of this, the Company is dependent upon raising additional funds to finance operations within

and beyond the next

twelve months. The Company

has been successful

in securing financing in
the past

and has

relied upon

external financing

to fund

its operations,

primarily

through the

issuance of

equity,

debt and
convertible debentures.

The Company

completed a

private placement

in October

2022 for

an amount

of $
1,318,980

and
also

completed

another

private

placement

in

March

2023

for

$
5,000,000

(see

note

33).

While

the

Company

has

been
successful in securing

financing, raising

additional funds

is dependent

on a number

of factors, some

of which

are outside
the Company’s

control, and therefore

there is no

assurance that

it will be

able to do

so in the

future or that

these sources
will

be

available

to

the

Company

or

that

they

will

be

available

on

terms

which

are

acceptable

to

the

Company.

These
conditions indicate

the existence

of a

material uncertainty

that may

cast significant

doubt about

the Company’s

ability to
continue operating as a going concern.

The consolidated financial

statements have

been prepared on

a going concern

basis and do

not include

any adjustments
to the amounts and to classifications of the assets and liabilities that might be necessary should the Company be unable to achieve its plan and continue in business. If the going concern assumption were not appropriate, adjustments,

which could
be material, would be necessary to the carrying value of assets and liabilities, the reported expenses, and the classification of items on the consolidated statement of financial position.